Risk Management - Schedule of Liabilities (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Liabilities [Line Items]
Third-party funds	R$ 35,831,663	R$ 29,974,830
Obligations to FIDC FGTS quota holders	2,090,938	815,557
Trade payables	6,536,378	5,497,113
Derivative financial instrument	12,355	15,751
Total	43,943,136	36,303,251
Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	3,379,348	2,333,625
Derivative financial instrument	12,355	15,751
Total	12,208,272	13,938,678
From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	936,968	955,257
Derivative financial instrument
Total	3,416,980	3,225,473
From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	642,658	651,297
Derivative financial instrument
Total	2,572,043	1,770,295
From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	1,056,992	1,057,411
Derivative financial instrument
Total	5,136,811	3,630,982
From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	496,440	485,049
Derivative financial instrument
Total	6,038,299	4,088,812
Over 365 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders	2,090,938	815,557
Trade payables	23,973	14,474
Derivative financial instrument
Total	14,570,733	9,649,011
Payment accounts [Member]
Schedule of Liabilities [Line Items]
Third-party funds	1,185,726	856,573
Trade payables	6,536,378
Payment accounts [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	1,185,726	856,573
Payment accounts [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
CDB’s [Member]
Schedule of Liabilities [Line Items]
Third-party funds	32,799,587	27,838,964
CDB’s [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	7,114,907	10,206,007
CDB’s [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	2,480,012	2,270,216
CDB’s [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	1,929,385	1,118,998
CDB’s [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	4,079,819	2,573,571
CDB’s [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	5,541,859	3,603,763
CDB’s [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	11,653,605	8,066,409
Financial Instruments [Member]
Schedule of Liabilities [Line Items]
Third-party funds	802,216	752,571
Financial Instruments [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	802,216	752,571
Others [Member]
Schedule of Liabilities [Line Items]
Third-party funds	515,936	526,722
Others [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	515,936	526,722
Others [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds